United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/2019

Date of Reporting Period: Quarter ended 12/31/2018

Item 1.	Schedule of Investments

Federated Clover Small Value Fund
Portfolio of Investments
December 31, 2018 (unaudited)
Shares			Value
		COMMON STOCKS—98.5%
		Communication Services—5.1%
233,700	[1]	Gray Television, Inc.	$3,444,738
48,000		Nexstar Media Group, Inc., Class A	3,774,720
558,675	[1]	Orbcomm, Inc.	4,614,655
97,775		Sinclair Broadcast Group, Inc.	2,575,394
578,325	[1]	Vonage Holdings Corp.	5,048,777
		TOTAL	19,458,284
		Consumer Discretionary—5.9%
79,750	[1]	Adtalem Global Education, Inc.	3,773,770
367,875	[1]	American Axle & Manufacturing Holdings, Inc.	4,083,413
99,750	[1]	Asbury Automotive Group, Inc.	6,649,335
11,850	[1]	Helen of Troy Ltd.	1,554,483
73,450	[1]	LGI Homes, Inc.	3,321,409
231,050	[1]	Michaels COS, Inc.	3,128,417
		TOTAL	22,510,827
		Consumer Staples—3.3%
269,275		Cott Corp.	3,753,694
363,325	[1]	Hostess Brands, Inc.	3,974,775
83,200	[1]	Performance Food Group Co.	2,684,864
120,525	[1]	The Simply Good Foods Co.	2,277,923
		TOTAL	12,691,256
		Energy—6.3%
664,950	[1]	Callon Petroleum Corp.	4,315,525
192,400		Golar LNG Ltd.	4,186,624
564,700	[1]	Helix Energy Solutions Group, Inc.	3,055,027
720,650	[1]	HighPoint Resources Corp.	1,794,419
97,050		PBF Energy, Inc.	3,170,623
445,300	[1]	Ring Energy, Inc.	2,262,124
722,900	[1]	SRC Energy, Inc.	3,397,630
179,275		US Silica Holdings, Inc.	1,825,020
		TOTAL	24,006,992
		Financials—29.2%
141,896		Argo Group International Holdings Ltd.	9,542,506
289,350		BancorpSouth Bank	7,563,609
270,964		Chemical Financial Corp.	9,919,992
67,900		Columbia Banking Systems, Inc.	2,464,091
311,375	[1]	Cowen Group, Inc.	4,153,742
747,425		FGL Holdings	4,977,850
233,150		First Interstate BancSystem, Inc., Class A	8,523,964
409,075		First Midwest Bancorp, Inc.	8,103,776
308,175		Hancock Whitney Corp.	10,678,264
384,925		Heritage Insurance Holdings, Inc.	5,666,096
183,275		Iberiabank Corp.	11,780,917
415,150		Invesco Mortgage Capital, Inc.	6,011,372
70,875	[1]	OneMain Holdings, Inc.	1,721,554
251,500		Radian Group, Inc.	4,114,540
264,950		Simmons 1st National Corp., Class A	6,393,243
59,775		UMB Financial Corp.	3,644,482
1

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
101,075		Wintrust Financial Corp.	$6,720,477
		TOTAL	111,980,475
		Health Care—3.8%
60,025	[1]	Avanos Medical, Inc.	2,688,520
39,450	[1]	Emergent BioSolutions, Inc.	2,338,596
145,900	[1]	Horizon Pharma PLC	2,850,886
52,100	[1]	NuVasive, Inc.	2,582,076
73,725	[1]	Retrophin, Inc.	1,668,397
91,941	[1]	Wright Medical Group, N.V.	2,502,634
		TOTAL	14,631,109
		Industrials—9.9%
123,300		AAR Corp.	4,604,022
78,075		Altra Holdings, Inc.	1,963,586
67,025	[1]	Atlas Air Worldwide Holdings, Inc.	2,827,785
110,475	[1]	Casella Waste Systems, Inc.	3,147,433
46,975	[1]	Dycom Industries, Inc.	2,538,529
56,125		Greenbrier Cos., Inc.	2,219,183
65,025		Hyster-Yale Materials Handling, Inc.	4,028,949
245,625	[1]	Rexnord Corp.	5,637,094
234,350	[1]	SPX Corp.	6,564,143
36,850	[1]	Spirit Airlines, Inc.	2,134,352
16,034		Unifirst Corp.	2,293,984
		TOTAL	37,959,060
		Information Technology—12.4%
308,900		Benchmark Electronics, Inc.	6,542,502
42,400	[1]	Cree, Inc.	1,813,660
87,925	[1]	Insight Enterprises, Inc.	3,582,944
207,300		Kemet Corp.	3,636,042
118,875	[1]	Netgear, Inc.	6,185,066
247,325	[1]	Perficient, Inc.	5,505,455
387,625		Presidio, Inc.	5,058,506
482,225	[1]	TTM Technologies, Inc.	4,692,049
209,775		Vishay Intertechnology, Inc.	3,778,048
160,650	[1]	WNS Holdings Ltd., ADR	6,628,419
		TOTAL	47,422,691
		Materials—4.3%
174,350		Commercial Metals Corp.	2,793,087
308,800	[1]	Constellium NV	2,158,512
259,575	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
37,825		Neenah Paper, Inc.	2,228,649
189,750		Orion Engineered Carbons S.A.	4,796,880
306,725	[1]	PQ Group Holdings, Inc.	4,542,597
		TOTAL	16,519,725
		Real Estate—10.0%
363,275		Chesapeake Lodging Trust	8,845,746
1,306,475		Cousins Properties, Inc.	10,321,152
169,725		Healthcare Realty Trust, Inc.	4,826,979
498,125		Summit Hotel Properties, Inc.	4,846,756
211,150		Tier REIT, Inc.	4,356,025
223,900		Washington Real Estate Investment Trust	5,149,700
		TOTAL	38,346,358
2

Shares		Value
	COMMON STOCKS—continued
	Utilities—8.3%
111,100	Allete, Inc.	$8,468,042
188,925	El Paso Electric Co.	9,470,810
187,750	Spire, Inc.	13,908,520
	TOTAL	31,847,372
	TOTAL COMMON STOCKS (IDENTIFIED COST $418,636,011)	377,374,149
	INVESTMENT COMPANY—1.4%
5,494,915	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.54%[3] (IDENTIFIED COST $5,494,677)	5,494,915
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $424,130,688)	382,869,064
	OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	210,728
	TOTAL NET ASSETS—100%	$383,079,792
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2018	12,527,833
Purchases/Additions	48,829,918
Sales/Reductions	(55,862,836)
Balance of Shares Held 12/31/2018	5,494,915
Value	$5,494,915
Change in Unrealized Appreciation/Depreciation	$(1,041)
Net Realized Gain/(Loss)	$(906)
Dividend Income	$56,093
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
3

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
4

The following is a summary of the inputs used, as of December 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$334,421,661	$—	$—	$334,421,661
International	42,952,488	—	0	42,952,488
Investment Company	5,494,915	—	—	5,494,915
TOTAL SECURITIES	$382,869,064	$—	$0	$382,869,064
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
REIT	—Real Estate Investment Trust
5

Federated Prudent Bear Fund
Portfolio of Investments
December 31, 2018 (unaudited)
Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—42.1%
		Communication Services—4.3%
2,540	[1]	Alphabet, Inc., Class A	$2,654,198
49,500		Comcast Corp., Class A	1,685,475
12,600	[1]	Facebook, Inc.	1,651,734
47,300		Verizon Communications, Inc.	2,659,206
		TOTAL	8,650,613
		Consumer Discretionary—4.0%
5,400		Advance Auto Parts, Inc.	850,284
500	[1]	Booking Holdings, Inc.	861,210
8,700		Darden Restaurants, Inc.	868,782
8,500		Dollar General Corp.	918,680
7,600		Expedia Group, Inc.	856,140
11,200		Ross Stores, Inc.	931,840
14,000		Starbucks Corp.	901,600
19,800		TJX Cos., Inc.	885,852
17,300		Williams-Sonoma, Inc.	872,785
		TOTAL	7,947,173
		Consumer Staples—2.0%
34,000		Altria Group, Inc.	1,679,260
14,500		Molson Coors Brewing Co., Class B	814,320
22,500		Walgreens Boots Alliance, Inc.	1,537,425
		TOTAL	4,031,005
		Energy—2.1%
15,600		Chevron Corp.	1,697,124
13,800		ConocoPhillips	860,430
13,600		Occidental Petroleum Corp.	834,768
12,000		Valero Energy Corp.	899,640
		TOTAL	4,291,962
		Financials—4.9%
20,000		Aflac, Inc.	911,200
13,400	[1]	Berkshire Hathaway, Inc.	2,736,012
8,800		Cboe Global Markets, Inc.	860,904
23,300		Intercontinental Exchange, Inc.	1,755,189
13,900		JPMorgan Chase & Co.	1,356,918
21,800		Prudential Financial, Inc.	1,777,790
31,000		Regions Financial Corp.	414,780
		TOTAL	9,812,793
		Health Care—8.5%
8,000	[1]	Alexion Pharmaceuticals, Inc.	778,880
4,600		Amgen, Inc.	895,482
2,800	[1]	Biogen, Inc.	842,576
24,600		CVS Health Corp.	1,611,792
26,100	[1]	Celgene Corp.	1,672,749
7,000	[1]	Charles River Laboratories International, Inc.	792,260
26,800		Gilead Sciences, Inc.	1,676,340

Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
19,100		Medtronic PLC	$1,737,336
23,100		Merck & Co., Inc.	1,765,071
40,900		Pfizer, Inc.	1,785,285
2,400	[1]	Regeneron Pharmaceuticals, Inc.	896,400
10,000		UnitedHealth Group, Inc.	2,491,200
		TOTAL	16,945,371
		Industrials—3.9%
2,800		Boeing Co.	903,000
6,700		Cummins, Inc.	895,388
33,300		Delta Air Lines, Inc.	1,661,670
14,900		Emerson Electric Co.	890,275
31,000		Robert Half International, Inc.	1,773,200
35,600		Southwest Airlines Co.	1,654,688
		TOTAL	7,778,221
		Information Technology—9.4%
13,600	[1]	Akamai Technologies, Inc.	830,688
16,100		Apple, Inc.	2,539,614
3,500		Broadcom, Inc.	889,980
16,700	[1]	Check Point Software Technologies Ltd.	1,714,255
38,900		Cisco Systems, Inc.	1,685,537
13,200		Cognizant Technology Solutions Corp.	837,936
12,400	[1]	Fortinet, Inc.	873,332
37,400		Intel Corp.	1,755,182
33,100		Microsoft Corp.	3,361,967
38,600		Oracle Corp.	1,742,790
10,200	[1]	Synopsys, Inc.	859,248
6,600		Visa, Inc., Class A	870,804
6,100	[1]	WEX, Inc.	854,366
		TOTAL	18,815,699
		Materials—0.5%
13,600		Westlake Chemical Corp.	899,912
		Real Estate—0.8%
9,800		Simon Property Group, Inc.	1,646,302
		Utilities—1.7%
61,000		CenterPoint Energy, Inc.	1,722,030
38,200		Exelon Corp.	1,722,820
		TOTAL	3,444,850
		TOTAL COMMON STOCKS (IDENTIFIED COST $90,520,548)	84,263,901
		EXCHANGE-TRADED FUND—0.9%
85,000		Market Vectors ETF (IDENTIFIED COST $1,718,751)	1,792,650
		PURCHASED CALL OPTIONS—0.1%
1,300	[1]	SPDR S&P 500 ETF Trust, Notional Amount $32,489,600, Exercise Price $295.00, Expiration Date 1/18/2019	1,950
400	[1]	SPDR S&P 500 ETF Trust, Notional Amount $9,996,800, Exercise Price $280.00, Expiration Date 1/17/2020	284,000
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $587,550)	285,950

Shares, Contracts or Principal Amount			Value
		PURCHASED PUT OPTION—0.2%
400	[1]	SPDR S&P 500 ETF Trust, Notional Amount $9,996,800, Exercise Price $230.00, Expiration Date 1/17/2020 (IDENTIFIED COST $483,200)	$472,400
		U.S. TREASURY—26.2%
		U.S. Treasury Notes—26.2%
$9,985,000		United States Treasury Note, 1.125%, 1/31/2019	9,972,389
43,000,000	[2]	United States Treasury Note, 1.375%, 1/15/2020	42,453,823
		TOTAL U.S. TREASURIES (IDENTIFIED COST $52,678,706)	52,426,212
		INVESTMENT COMPANY—26.9%
53,877,441		Federated Government Obligations Fund, Premier Shares, 2.30%[3] (IDENTIFIED COST $53,877,441)	53,877,441
		TOTAL INVESTMENT IN SECURITIES-96.4% (IDENTIFIED COST $199,866,196)	193,118,554
		OTHER ASSETS AND LIABILITIES-NET—3.6%[4]	7,150,777
		TOTAL NET ASSETS—100%	$200,269,331
SECURITIES SOLD SHORT – (84.1)%
Shares		Value
	Broad Equity Index—(42.2)%
338,100	S&P Depositary Receipts Trust	$84,497,952
	Communication Services—(3.6)%
16,000	CBS Corp., Class B	699,520
3,000	Charter Communications, Inc.	854,910
74,000	Communication Services Select Sector SPDR	3,054,720
14,000	T-Mobile USA, Inc.	890,540
19,000	Twenty-First Century Fox, Inc.	914,280
27,500	Twitter, Inc.	790,350
	TOTAL	7,204,320
	Consumer Discretionary—(5.1)%
44,000	Aramark	1,274,680
14,500	CarMax, Inc.	909,585
4,000	Consumer Discretionary Select Sector SPDR Fund	396,040
10,000	Dollar Tree, Inc.	903,200
12,000	Dunkin' Brands Group, Inc.	769,440
11,500	Hasbro, Inc.	934,375
45,000	Hilton Grand Vacations, Inc.	1,187,550
20,000	Lennar Corp., Class A	783,000
65,000	Mattel, Inc.	649,350
7,000	Mohawk Industries, Inc.	818,720
2,800	NetFlix, Inc.	749,448
9,000	Wynn Resorts Ltd.	890,190
	TOTAL	10,265,578
	Consumer Staples—(2.9)%
26,000	Brown-Forman Corp., Class B	1,237,080
25,000	Conagra Brands, Inc.	534,000
7,500	Consumer Staples Select Sector SPDR Fund	380,850
21,000	Kraft Heinz Co./The	903,840
21,000	Mondelez International, Inc.	840,630
8,000	PepsiCo, Inc.	883,840

Shares		Value
	Consumer Staples—continued
21,500	The Coca-Cola Co.	$1,018,025
	TOTAL	5,798,265
	Energy—(2.6)%
58,000	Baker Hughes a GE Co. LLC	1,247,000
7,000	Energy Select Sector SPDR Fund	401,450
20,000	Exxon Mobil Corp.	1,363,800
33,000	Noble Energy, Inc.	619,080
15,000	ONEOK, Inc.	809,250
35,000	Williams Cos., Inc.	771,750
	TOTAL	5,212,330
	Financials—(5.9)%
49,000	American International Group, Inc.	1,931,090
10,000	Assurant, Inc.	894,400
40,000	Financial Select Sector SPDR Fund	952,800
15,300	First Republic Bank	1,329,570
18,300	Gallagher (Arthur J.) & Co.	1,348,710
22,000	Hartford Financial Services Group, Inc.	977,900
11,000	Marsh & McLennan Cos., Inc.	877,250
8,400	Signature Bank	863,604
21,500	State Street Corp.	1,356,005
8,900	Willis Towers Watson PLC	1,351,554
	TOTAL	11,882,883
	Health Care—(6.3)%
20,000	Abbott Laboratories	1,446,600
7,200	Becton Dickinson & Co.	1,622,304
25,000	Boston Scientific Corp.	883,500
3,800	Cooper Cos., Inc.	967,100
9,300	Danaher Corp.	959,016
20,000	Health Care Select Sector SPDR Fund	1,730,200
10,000	Henry Schein, Inc.	785,200
3,000	Humana, Inc.	859,440
18,400	iShares Nasdaq Biotechnology ETF	1,774,312
10,000	PerkinElmer, Inc.	785,500
3,300	Teleflex, Inc.	852,984
	TOTAL	12,666,156
	Industrials—(3.6)%
4,500	3M Co.	857,430
6,000	Deere & Co.	895,020
12,800	Fortive Corp.	866,048
5,300	General Dynamics Corp.	833,213
97,000	General Electric Co.	734,290
6,500	Industrial Select Sector SPDR Fund	418,665
9,000	Middleby Corp.	924,570
7,000	Stanley Black & Decker, Inc.	838,180
15,000	TransUnion	852,000
	TOTAL	7,219,416
	Information Technology—(7.9)%
14,000	Amdocs Ltd.	820,120
10,000	Amphenol Corp., Class A	810,200
9,400	Arrow Electronics, Inc.	648,130
250,000	Au Optronics Corp., ADR	985,000
20,000	Avnet, Inc.	722,000

Shares		Value
	Information Technology—continued
8,800	Fidelity National Information Services, Inc.	$902,440
45,000	FireEye, Inc.	729,450
11,500	Fiserv, Inc.	845,135
6,200	Gartner, Inc., Class A	792,608
10,000	Guidewire Software, Inc.	802,300
6,800	Henry Jack & Associates, Inc.	860,336
17,000	Maxim Integrated Products, Inc.	864,450
8,000	Monolithic Power Systems	930,000
13,300	Paychex, Inc.	866,495
10,000	Technology Select Sector SPDR Fund	619,800
11,000	Total System Services, Inc.	894,190
30,000	Versum Materials, Inc.	831,600
11,000	Worldpay, Inc.	840,730
16,800	Zendesk, Inc.	980,616
	TOTAL	15,745,600
	Materials—(1.5)%
6,500	International Flavors & Fragrances, Inc.	872,755
5,000	Martin Marietta Materials	859,350
9,000	Materials Select Sector SPDR Fund	454,680
8,000	Vulcan Materials Co.	790,400
	TOTAL	2,977,185
	Real Estate—(1.4)%
7,000	Alexandria Real Estate Equities, Inc.	806,680
42,000	Invitation Homes, Inc.	843,360
12,900	ProLogis, Inc.	757,488
6,000	Vanguard Real Estate ETF	447,420
	TOTAL	2,854,948
	Utilities—(1.1)%
10,500	Duke Energy Corp.	906,150
7,500	Sempra Energy	811,425
10,000	Utilities Select Sector SPDR Fund	529,200
	TOTAL	2,246,775
	TOTAL SECURITIES SOLD SHORT (PROCEEEDS $173,484,566)	$168,571,408
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2018, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 9/30/2018	43,754,068
Purchases/Additions	111,164,848
Sales/Reductions	(101,041,475)
Balance of Shares Held 12/31/2018	53,877,441
Value	$53,877,441
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$330,419

At December 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number Of Contracts	Notional Value	Expiration Date	Value And Unrealized Appreciation
1S&P 500 E-Mini Index Short Futures	545	$68,266,700	March 2019	$1,208,483
The average notional value of short futures contracts held by the Fund throughout the period was $60,031,238. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased call and put options held by the Fund throughout the period was $177,525 and $118,100, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
■	The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$80,812,310	$—	$—	$80,812,310
International	3,451,591	—	—	3,451,591
Debt Securities:
U.S. Treasuries	—	52,426,212	—	52,426,212
Exchange-Traded Fund	1,792,650	—	—	1,792,650
Purchased Call Options	285,950	—	—	285,950
Purchased Put Option	472,400	—	—	472,400
Investment Company	53,877,441	—	—	53,877,441
TOTAL SECURITIES	$140,692,342	$52,426,212	$—	$193,118,554
Other Financial Instruments
Assets
Securities Sold Short	$—	$—	$—	$—
Futures Contracts	1,208,483	—	—	1,208,483
Liabilities
Securities Sold Short	(168,571,408)	—	—	(168,571,408)
Futures Contracts	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$(167,362,925)	$—	$—	$(167,362,925)
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
7

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2019